Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Net sales	$ 19,427	$ 18,059	$ 14,474
Finance and interest income	1,020	1,126	1,134
Total revenue	20,447	19,185	15,608
Costs and Expenses:
Cost of goods sold	15,566	14,626	11,891
Selling, general and administrative	1,810	1,843	1,698
Research, development and engineering	652	526	451
Restructuring	2		16
Interest expense-other	653	752	718
Other, net	290	253	306
Total cost and expenses	18,995	18,034	15,192
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	1,452	1,151	416
Income tax provision	423	343	77
Equity in income of unconsolidated subsidiaries and affiliates:
Net income	1,133	924	438
Net loss attributable to noncontrolling interests	(9)	(15)	(14)
Net income attributable to CNH Global N.V.	1,142	939	452
Earnings (loss) per share attributable to CNH Global N.V. common shareholders:
Basic	$ 4.68	$ 3.92	$ 1.90
Diluted	$ 4.68	$ 3.91	$ 1.89
Common shares B
Equity in income of unconsolidated subsidiaries and affiliates:
Net income attributable to CNH Global N.V.	991
Earnings (loss) per share attributable to CNH Global N.V. common shareholders:
Basic	$ 4.68
Diluted	$ 4.68
Basic and diluted earnings per share attributable to class B common shareholders	$ 4.68
Financial Services
Revenues:
Net sales
Finance and interest income	1,307	1,387	1,395
Total revenue	1,307	1,387	1,395
Costs and Expenses:
Cost of goods sold
Selling, general and administrative	275	401	455
Research, development and engineering
Restructuring
Interest expense-other	468	520	543
Other, net	118	113	115
Total cost and expenses	875	1,061	1,182
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	432	326	213
Income tax provision	144	113	65
Equity in income of unconsolidated subsidiaries and affiliates:
Equity in income of unconsolidated subsidiaries and affiliates	13	12	11
Net income	301	225	159
Net loss attributable to noncontrolling interests
Net income attributable to CNH Global N.V.	301	225	159
Equipment Operations
Revenues:
Net sales	19,427	18,059	14,474
Finance and interest income	148	172	154
Total revenue	19,575	18,231	14,628
Costs and Expenses:
Cost of goods sold	15,566	14,626	11,891
Selling, general and administrative	1,535	1,442	1,243
Research, development and engineering	652	526	451
Restructuring	2		16
Interest expense-other	322	379	352
Other, net	172	140	191
Total cost and expenses	18,555	17,406	14,425
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	1,020	825	203
Income tax provision	279	230	12
Equity in income of unconsolidated subsidiaries and affiliates:
Equity in income of unconsolidated subsidiaries and affiliates	91	104	88
Net income	1,133	924	438
Net loss attributable to noncontrolling interests	(9)	(15)	(14)
Net income attributable to CNH Global N.V.	1,142	939	452
Fiat Industrial subsidiaries
Costs and Expenses:
Interest expense	22	34
Fiat Industrial subsidiaries | Financial Services
Costs and Expenses:
Interest expense	14	27
Fiat Industrial subsidiaries | Equipment Operations
Costs and Expenses:
Interest expense	8	7
Flat subsidiaries
Costs and Expenses:
Interest expense			$ 112